5. Goodwill and Intangible Assets (Details - future amortization) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Future intangible asset amortization
2019		$ 38,405
2020	$ 37,835	37,825
2021	9,698	9,698
2022	1,861	1,861
2023	1,465	1,465
Remaining	724	734
Total	$ 61,039	$ 89,988